Condensed Balance Sheets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent USD ($)	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2009 Parent CNY
Current assets:
Cash and cash equivalents	$ 108,582,000	676,476,000	$ 317,259,000	1,976,555,000	1,630,777,000	645,720,000	$ 516,000	3,216,000	$ 1,087,000	6,770,000	27,809,000	5,593,000
Other receivables	3,220,000	20,064,000		128,115,000			15,000	98,000		100,000
Deferred expenses							637,000	3,969,000		212,000
Amount due from subsidiaries	67,513,000	420,610,000		241,453,000			577,884,000	3,600,276,000		3,925,198,000
Derivative contracts				29,091,000						18,122,000
Total current assets	597,076,000	3,719,844,000		5,079,329,000			579,052,000	3,607,559,000		3,950,402,000
Non-current assets:
Long-term deferred expenses	4,045,000	25,200,000		49,702,000			656,000	4,090,000		19,727,000
Investment in subsidiaries										872,625,000
Total non-current assets	871,814,000	5,431,489,000		5,321,714,000			656,000	4,090,000		892,352,000
Total assets	1,468,890,000	9,151,333,000		10,401,043,000			579,708,000	3,611,649,000		4,842,754,000
Current liabilities:
Other payables							1,870,000	11,654,000		19,332,000
Derivative contracts	2,779,000	17,311,000		30,670,000			1,305,000	8,127,000
Amount due to subsidiaries	11,564,000	72,045,000		42,342,000			3,382,000	21,073,000		21,137,000
Total current liabilities	589,958,000	3,675,496,000		4,170,998,000			6,557,000	40,854,000		40,469,000
Non-current liabilities:
Convertible bonds							59,163,000	368,590,000		498,646,000
Loss in excess of investments							73,010,000	454,862,000
Total non-current liabilities	437,954,000	2,728,494,000		1,926,406,000			132,173,000	823,452,000		498,646,000
Total liabilities	1,027,912,000	6,403,990,000		6,097,404,000			138,730,000	864,306,000		539,115,000
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)	4,000	24,000		24,000			4,000	24,000		24,000
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)	51,000	316,000		315,000			51,000	316,000		315,000
Additional paid-in capital	642,718,000	4,004,199,000		3,996,418,000			642,718,000	4,004,199,000		3,996,418,000
Retained earnings (accumulated deficit)							(201,598,000)	(1,255,977,000)		306,882,000
Accumulated other comprehensive loss	(197,000)	(1,219,000)					(197,000)	(1,219,000)
Total shareholders' equity							440,974,000	2,747,319,000		4,303,615,000
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,468,890,000	9,151,333,000		10,401,043,000			$ 579,708,000	3,611,649,000		4,842,754,000